RYDEX SERIES FUNDS
                               RYDEX DYNAMIC FUNDS
                        SUPPLEMENT DATED AUGUST 25, 2008
                                     TO THE

 RYDEX SERIES FUNDS DOMESTIC EQUITY, INTERNATIONAL EQUITY, FIXED INCOME, AND MONEY MARKET FUNDS A-CLASS AND C-CLASS SHARES PROSPECTUS DATED AUGUST 1, 2008;
 RYDEX SERIES FUNDS DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND ALTERNATIVE
  INVESTMENT FUNDS A-CLASS AND C-CLASS SHARES PROSPECTUS DATED AUGUST 1, 2008; RYDEX SERIES FUNDS SECTOR FUNDS A-CLASS AND C-CLASS SHARES PROSPECTUS DATED
                                AUGUST 1, 2008;
 RYDEX SERIES FUNDS ESSENTIAL PORTFOLIO FUNDS A-CLASS AND C-CLASS SHARES
                        PROSPECTUS DATED AUGUST 1, 2008;
     RYDEX SERIES FUNDS STYLE BOX AND MONEY MARKET FUNDS A-CLASS AND C-CLASS
        SHARES PROSPECTUS DATED AUGUST 1, 2008; RYDEX SERIES FUNDS MONEY MARKET FUND A-CLASS AND C-CLASS SHARES PROSPECTUS DATED AUGUST 1,
                                      2008;
   RYDEX SERIES FUNDS MANAGED FUTURES STRATEGY FUND A-CLASS AND C-CLASS SHARES
    PROSPECTUS DATED AUGUST 1, 2008; RYDEX SERIES FUNDS MULTI-CAP CORE EQUITY
      FUND A-CLASS AND C-CLASS SHARES PROSPECTUS DATED AUGUST 1, 2008; AND RYDEX DYNAMIC FUNDS A-CLASS AND C-CLASS SHARES PROSPECTUS DATED MAY 1, 2008
                           AND ALL SUPPLEMENTS THERETO

    THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX SERIES FUNDS AND RYDEX DYNAMIC FUNDS
PROSPECTUSES LISTED ABOVE (THE "PROSPECTUSES") AND SHOULD BE READ IN CONJUNCTION
                             WITH THE PROSPECTUSES.

Under the heading "Minimum Amounts for Establishing Accounts" the following language has been deleted:

     "Purchases of C-Class Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of that Fund."

If you have any questions regarding this change, please contact Rydex Client Services at 800.820.0888 or 301.296.5406.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

 SDAC-SUP-1-0808x0809